Non-current Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income (Detail) - TWD ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 135,172	$ 103,013
Foreign unlisted stocks [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	38,534	38,534
Valuation adjustments [member]
Financial assets at fair value through other comprehensive income [line items]
Designation of equity instruments	$ 96,638	$ 64,479